UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul J. Schupf - Paul J. Schupf Associates
Address: 27 Payne Street - P.O. Box 179
         Hamilton, NY 13346
Form 13F File Number: 28-6302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lee Woltman
Title: Administrator
Phone: 315-824-1666

Signature, Place, and Date of Signing:
Lee Woltman  Hamilton, New York 13346     01/09/01
[Signature]  [City, State]                [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


 Form 13F File Number    Name

 28-6302                    Lee Woltman
 -----------             ------------------------------------------------
[Repeat as necessary]

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
                                                             Form 13F
                                                         December 31, 2000

                                                                                                               VOTING AUTHORITY
                                                 VALUE        SHARES    SH/    PUT/  INVSTMT      OTHER    -------------------------
 NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)      PRN AMT   PRN    CALL  DSCRETN     MANAGERS   SOLE    SHARED    NONE
-----------------  --------------  ---------  ------------  ----------  ---    ----  -------     --------  -------  -------  -------

Adobe Systems Inc         COM      00724F101       126523      2174400   SH           Sole                 2174400
Adv Micro Devices         COM      007903107          345        25000   SH           Sole                   25000
Amkor Technology          COM       31652100        20017      1290100   SH           Sole                 1290100
Applied Science
 & Tech                   COM      038236105         2214       184500   SH           Sole                  184500
Aztec Technology          COM      05480L101           32       146745   SH           Sole                  146745
Bookham Technology        COM      09856Q108          327        24900   SH           Sole                   24900
CareMatrix                COM      141706309            4        19312   SH           Sole                   19312
Chordiant Software        COM      170404107           59        20000   SH           Sole                   20000
Corel Corp.               COM      21868Q109           48        29900   SH           Sole                   29900
Corio Inc.                COM      218875102           21        10000   SH           Sole                   10000
Credence Systems          COM      225302108         2429       105600   SH           Sole                  105600
Dell Computer             COM      247025109         1627        93300   SH           Sole                   93300
Diedrich Coffee           COM      253675102          223       793400   SH           Sole                  793400
Elastic Networks          COM      284159100          198        48000   SH           Sole                   48000
Emulex Network Sys        COM      292475209          560         7000   SH           Sole                    7000
Globespan                 COM      379571102          357        13000   SH           Sole                   13000
Horizon Health Corp       COM      44041Y104         2516       410800   SH           Sole                  410800
I GO                      COM      449592104          582       321000   SH           Sole                  321000
IBasis Inc                COM      450732102          190        45950   SH           Sole                   45950
Impco                     COM      45255W106         1420       118300   SH           Sole                  118300
InVision Tech.            COM      461851107           66        45900   SH           Sole                   45900
Infineon Technology       COM      45662N103         3136        87100   SH           Sole                   87100
Innoveda                  COM      45769F102         1607       779100   SH           Sole                  779100
Integrated Information
 Systems                  COM      45817B103           21        31900   SH           Sole                   31900
J.P. Morgan Chase
 & Co.                    COM      46625H100          827         5000   SH           Sole                    5000
Juniper Communicaitons    COM      48203R104          630         5000   SH           Sole                    5000
Komag Inc                 COM      500453105           21        32283   SH           Sole                   32283
Koninklijke Philips
 Electronic               COM      909149106         1060        29250   SH           Sole                   29250
LTX CORP                  COM      502392103         1451       112000   SH           Sole                  112000
MK Gold Co                COM      55305P100           98       101500   SH           Sole                  101500
MarchFirst                COM      566244109           29        19600   SH           Sole                   19600
Micron Technology         COM      595112103        93567      2635700   SH           Sole                 2635700
Microsoft Corp            COM      594918104          705        16200   SH           Sole                   16200
Motorola Inc              COM      620076109          474        23400   SH           Sole                   23400
Net Perceptions           COM      64107U101           60        28700   SH           Sole                   28700
Nortel Networks
 Corp.                    COM      656568102          256         8000   SH           Sole                    8000
Novell                    COM      670006105        23707      4569987   SH           Sole                 4569987
Oni Systems               COM      68273F103          609        15400   SH           Sole                   15400
Pervasive Software        COM      715710109          492       437100   SH           Sole                  437100
Read-Rite                 COM      755246105           50        12300   SH           Sole                   12300
Red Hat                   COM      756577102          625       100000   SH           Sole                  100000
Research In Motion        COM      760975102         4176        52200   SH           Sole                   52200
S & P Deposit
 Receipt                  COM      78462F103        13119       100000   SH           Sole                  100000
STMicroelectronics        COM      784213100         1837        42900   SH           Sole                   42900
Taiwan Semi MFG           COM      874039100         2846       165000   SH           Sole                  165000


                                                             Form 13F
                                                         December 31, 2000

                                                                                                               VOTING AUTHORITY
                                                 VALUE        SHARES    SH/    PUT/  INVSTMT      OTHER    -------------------------
 NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)      PRN AMT   PRN    CALL  DSCRETN     MANAGERS   SOLE    SHARED    NONE
-----------------  --------------  ---------  ------------  ----------  ---    ----  ----------  --------  -------  -------  -------

ThreeDFX
 Interactive           COM         88553X103          4       15700     SH           Sole                   15700
US Office
 Products              COM         912325305         21      476132     SH           Sole                  476132
Ultrapar
 Participacoes
 S.A.                  COM         90400P101        628       75000     SH           Sole                   75000
Value America          COM         92038N102          4      628700     SH           Sole                  628700
Varsity Group Inc.     COM         922300108         26      140000     SH           Sole                  140000
Vodafone Grp PLC
 Spn ADR               COM         92857T107        358       10000     SH           Sole                   10000
Youbet.com             COM         987413101        387      399600     SH           Sole                  399600
Inacom Conv Pr
 6.75%                             92208Q208          3       95000     SH           Sole                   95000
Superior TeleCom                   86836P202        596       92563     SH           Sole                   92563
REPORT SUMMARY         54 DATA RECORDS           313188                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT

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